Financial Expenses, Net	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
FINANCIAL EXPENSES, NET
NOTE 13: -	FINANCIAL EXPENSES, NET

	Year ended December 31,
	2020	2021	2022
Financial expenses:

Foreign currency translation loss, net	$-	$412	$-
Remeasurement of Warrants	203	13,257	3,788
Others	14	16	21

Total financial expenses	217	13,685	3,809

Financial income:

Foreign currency translation profit, net	101	-	413
Interest from deposits	613	211	1,790
Others	23	-	-

Total financial income	737	211	2,203

Financial (income) expenses, net	$(520)	$13,474	$1,606